Related Party Transactions - Total Compensation of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries (including bonuses)	¥ 704	¥ 739	¥ 459
Share-based payments(1)	780	928	5,714
Other	43
Total	¥ 1,527	¥ 1,667	¥ 6,173